Income tax expense	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Income tax expense
11	Income tax expense

	2018	2017	2016
Current income tax	(39,100)	(88,768)	(97,122)
Deferred income tax	24,999	41,843	40,763
	(14,101)	(46,925)	(56,359)

The income tax expense differs from the theoretical amount that would arise using the tax rate in each country as follows:

	2018	2017	2016

Income before income tax	3,502	113,816	95,077
Tax benefit/ (expense) calculated for each company	11,008	(41,342)	(35,778)
Adjustments
Non-taxable income	20,455	12,682	20,515
Expenses related to non-taxable income	(16,960)	(24,762)	(31,281)
Non-deductible expenses	(9,803)	(8,799)	(2,867)
Effect of inflation adjustment	(20,152)	-	-
Tax incentive	424	1,665	448
Tax relieving	-	-	(6,307)
Income tax rate change (*)	171	12,533	-
Other	756	1,098	(1,089)
Income tax expense	(14,101)	(46,925)	(56,359)

The average effective income tax rate for the Group for the year ended December 31, 2018 is 51% (41% as of December 31, 2017 and 61% as of December 31, 2016).

(*) On December 29, 2017, the National Executive Office of Argentina issued Law 27430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.